Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund	Dec. 30, 2024
Fidelity International Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	27.57%
Past 5 years	11.36%
Past 10 years	7.66%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.55%
Past 5 years	10.67%
Past 10 years	7.02%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.50%
Past 5 years	9.06%
Past 10 years	6.16%
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%